Investment Properties	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Investment Properties
17.	INVESTMENT PROPERTIES

	Land	Buildings and improvements	Total
	NT$	NT$	NT$

Cost

Balance at January 1, 2017	$-	$-	$-
Additions	-	186,535	186,535
Disposals	-	(342)	(342)
Transferred from inventories related to real estate business and property, plant and equipment	35,965	8,114,110	8,150,075
Effects of foreign currency exchange differences	-	106,482	106,482

Balance at December 31, 2017	$35,965	$8,406,785	$8,442,750

Accumulated depreciation and impairment

Balance at January 1, 2017	$-	$-	$-
Depreciation expenses	-	122,231	122,231
Disposals	-	(161)	(161)
Transferred from property, plant and equipment	-	199,745	199,745
Effects of foreign currency exchange differences	-	1,499	1,499

Balance at December 31, 2017	$-	$323,314	$323,314

Carrying amount at December 31, 2017	$35,965	$8,083,471	$8,119,436

	Land	Buildings and improvements	Total
	NT$	NT$	NT$

Cost

Balance at January 1, 2018	$35,965	$8,406,785	$8,442,750
Additions	-	125,853	125,853
Transferred from property, plant and equipment	-	14,891	14,891
Effects of foreign currency exchange differences	-	(137,739)	(137,739)

Balance at December 31, 2018	$35,965	$8,409,790	$8,445,755

Accumulated depreciation and impairment

Balance at January 1, 2018	$-	$323,314	$323,314
Depreciation expenses	-	392,667	392,667
Transferred from property, plant and equipment	-	265	265
Effects of foreign currency exchange differences	-	(8,870)	(8,870)

Balance at December 31, 2018	$-	$707,376	$707,376

Carrying amount at December 31, 2018	$35,965	$7,702,414	$7,738,379
	Land	Buildings and improvements	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Cost

Balance at January 1, 2018	$1,175	$274,642	$275,817
Additions	-	4,111	4,111
Transferred from property, plant and equipment	-	487	487
Effects of foreign currency exchange differences	-	(4,500)	(4,500)

Balance at December 31, 2018	$1,175	$274,740	$275,915

Accumulated depreciation and impairment

Balance at January 1, 2018	$-	$10,562	$10,562
Depreciation expenses	-	12,828	12,828
Transferred from property, plant and equipment	-	9	9
Effects of foreign currency exchange differences	-	(290)	(290)

Balance at December 31, 2018	$-	$23,109	$23,109

Carrying amount at December 31, 2018	$1,175	$251,631	$252,806

The investment properties were depreciated on a straight-line basis over the following useful lives:

Main buildings	10-40 years
Others	3-20 years

The fair value of the investment properties was approximately NT$11,560,440 thousand and NT$11,764,829 thousand (US$384,346 thousand) as of December 31, 2017 and 2018, respectively, which was measured using the market approach and the income approach based on level 3 inputs by independent professional appraisers. The significant unobservable inputs were discounted rates.

Investment properties are held under freehold interests. Refer to Note 38 for the carrying amount of the investment properties that had been pledged by the Group to secure borrowings.